Debt - Schedule of Outstanding Debt Instrument (Details) - USD ($)	Aug. 31, 2020	May 31, 2020
Total	$ 1,603,881	$ 1,192,048
10% Fixed Convertible Promissory Note [Member]
Total		152,500
Discount 10% Convertible Promissory Note [Member]
Total		(25,180)
June 18, 2020 Self-Amortization Note [Member]
Total	555,000
Discount June 18, 2020 Self-Amortization Note [Member]
Total		(119,190)
August 7, 2020 Self-Amortization Note [Member]
Total	333,333
Discount August 7, 2020 Self-Amortization Note [Member]
Total	(65,262)
Related Party Note [Member]
Total		64,728
Convertible Note Payable [Member]
Total	$ 900,000	$ 1,000,000